Finance costs (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Costs
Interest on senior notes, net of capitalization, note 15	S/ 45,380	S/ 45,358	S/ 44,729
Finance cost on cross currency swaps	26,185	26,140	27,800
Expenses for the purchase and amortization of issuance costs of senior notes	9,874	1,644	1,644
Interest on promissory notes	2,505
Counterparty credit risk in cross currency swaps	2,306
Other	321	95	94
Total interest expense	86,571	73,237	74,267
Unwinding of discount of long-term incentive plan, note 14	767	522	345
Unwinding of discount of other receivables			785
Total finance costs	S/ 87,338	S/ 73,759	S/ 75,397